COVER LETTER

Leonard E. Neilson

A PROFESSIONAL CORPORATION

LEONARD E. NEILSON	8160 South Highland Drive, Suite 104
Attorney at Law	Sandy, Utah 84093
Telephone: (801) 733-0800
Fax: (801) 733-0808
E-mail: LneilsonLaw@aol.com

November 10, 2008

Securities and Exchange Commission

Attn: Barbara C. Jacobs, Assistant Director

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

VIA: EDGARLink

Re:	RxBids
Amendment No. 2 to
Registration Statement on Form 10
SEC File No. 000-53373

Dear Ms. Jacobs:

In response to your letter dated October 24, 2008, the following information, corresponding sequentially to the paragraphs in your letter, is hereby submitted on behalf of the Registrant, RxBids ("RxBids" or the “Company”). Please be advised that the Amendment is limited to only Item 7 and

Item 10 pursuant to conversations with the Commission Staff.

1.    In response to your comment, we have revised the third paragraph under Item 7 that discusses Mr. Stilwell’s ongoing role as a consultant to the Company. We have also revised the value of the 200,000 shares of common stock issued by the Company to Leisa and Stanley Stilwell to $50,000, or $0.25 per share.

Please be informed that the balance of the $129,500 in consulting fees set forth in the financial statements, other than the $50,000 valued for the 200,000 shares of common stock issued to Leisa and Stanley Stilwell, were paid to other outside consultants who were not affiliates of the Company.

Please note that we have also revised the second paragraph under Item 10 to correct the value of the 200,000 shares of common stock issued to Leisa and Stanley Stilwell to $50,000, or $0.25 per share.

Please continue your review of the RxBids registration statement. Correspondences concerning this filing should be directed to this office by phone at (801) 733-0800, or by Fax at (801) 733-0808.

Yours truly,

/S/

Leonard E. Neilson

:ae

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